First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments
March 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS – 22.0%
$450,000,000	U.S. Treasury Bill	(a)	04/04/23	$449,942,625
200,000,000	U.S. Treasury Bill	(a)	04/06/23	199,923,124
	Total U.S. Treasury Bills			649,865,749
	(Cost $649,708,666)

Shares	Description	Value
MONEY MARKET FUNDS – 51.6%
751,000,000	Dreyfus Government Cash Management Fund, Institutional Shares - 4.71% (b)	751,000,000
771,500,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.66% (b)	771,500,000
	Total Money Market Funds	1,522,500,000
	(Cost $1,522,500,000)
Total Investments – 73.6%	2,172,365,749
(Cost $2,172,208,666)
Net Other Assets and Liabilities – 26.4%	778,856,481
Net Assets – 100.0%	$2,951,222,230
The following futures contracts of the Fund’s wholly-owned subsidiary were open at March 31, 2023:
Futures Contracts Long:	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Brent Crude Oil Futures	1,736	$138,689,040	Apr–23	$(4,437,423)
Cocoa Futures	571	16,747,430	May–23	764,849
Cocoa Futures	1,208	34,959,520	Jul–23	334,776
Coffee “C” Futures	47	3,005,063	May–23	(8,271)
Coffee “C” Futures	1,306	83,110,575	Jul–23	(2,199,254)
Copper Futures	95	9,724,437	May–23	(154,619)
Copper Futures	1,271	130,356,938	Jul–23	236,059
Corn Futures	2,912	96,168,800	May–23	(341,916)
Corn Futures	4,000	127,200,000	Jul–23	1,581,750
Cotton No. 2 Futures	838	34,818,900	Jul–23	586,717
Gasoline RBOB Futures	1,981	218,654,856	May–23	1,201,111
Gold 100 Oz. Futures	1,186	235,563,320	Jun–23	15,305,292
Kansas City Hard Red Winter Wheat Futures	653	28,658,537	May–23	123,670
Kansas City Hard Red Winter Wheat Futures	1,037	44,681,737	Jul–23	344,037
Lean Hogs Futures	763	27,963,950	Jun–23	418,678
Live Cattle Futures	757	49,091,450	Jun–23	1,519,871
LME Aluminum Futures	1,505	90,695,062	Jun–23	(4,383,995)
LME Lead Futures	764	40,258,025	Jun–23	(171,961)
LME Nickel Futures	570	81,495,180	Jun–23	(16,406,028)
LME Zinc Futures	793	57,983,169	Jun–23	(3,404,636)
Low Sulphur Gasoil “G” Futures	1,830	135,374,250	Jun–23	661,700
Natural Gas Futures	3,576	79,244,160	Apr–23	(15,103,978)
Natural Gas Futures	921	22,702,650	May–23	(4,548,814)
NY Harbor ULSD Futures	1,010	108,892,140	May–23	(3,022,615)
NY Harbor ULSD Futures	269	28,855,092	Jun–23	331,359
Platinum Futures	430	21,566,650	Jul–23	188,912
Silver Futures	1,289	155,685,420	May–23	11,140,758
Soybean Meal Futures	1,076	80,995,900	May–23	(738,524)
Soybean Meal Futures	1,163	54,195,800	May–23	(383,798)
Soybean Meal Futures	2,365	78,740,310	May–23	(8,506,982)

First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Futures Contracts Long: (Continued)	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Soybean Meal Futures	1,100	$36,709,200	Jul–23	$485,640
Soybean Meal Futures	2,401	177,133,775	Jul–23	3,617,851
Soybean Meal Futures	2,843	131,147,590	Jul–23	3,171,817
Sugar #11 (World) Futures	1,524	37,978,080	Apr–23	3,805,367
Sugar #11 (World) Futures	3,101	75,818,210	Jun–23	2,760,166
Wheat Futures	55	1,903,687	May–23	(198,205)
Wheat Futures	664	23,389,400	Jul–23	(222,363)
WTI Crude Futures	1,147	86,942,600	May–23	(1,236,891)
WTI Crude Futures	132	9,996,360	Jun–23	783,116
	Total	$2,897,097,263		$(16,106,777)

(a)	Zero coupon bond.
(b)	Rate shown reflects yield as of March 31, 2023.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows:
ASSETS TABLE
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$ 649,865,749	$ —	$ 649,865,749	$ —
Money Market Funds	1,522,500,000	1,522,500,000	—	—
Total Investments	2,172,365,749	1,522,500,000	649,865,749	—
Futures Contracts	51,305,665	51,305,665	—	—
Total	$ 2,223,671,414	$ 1,573,805,665	$ 649,865,749	$—

LIABILITIES TABLE
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (67,412,442)	$ (67,412,442)	$ —	$ —